Expense Example - American Century Asset Allocation Portfolio	Dec. 01, 2025 USD ($)
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	986
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	769
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,780
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,914
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,564
ONE CHOICE IN RETIREMENT PORTFOLIO | ONE CHOICE IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	276
Expense Example, with Redemption, 10 Years	631
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,012
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	795
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	676
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	1,804
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	1,937
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,588
ONE CHOICE 2030 PORTFOLIO | ONE CHOICE 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	658
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,047
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	820
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	1,836
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	1,970
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,621
ONE CHOICE 2035 PORTFOLIO | ONE CHOICE 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	683
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,071
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	844
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,858
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	1,991
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,644
ONE CHOICE 2040 PORTFOLIO | ONE CHOICE 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	707
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,094
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	868
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,879
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	2,013
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,666
ONE CHOICE 2045 PORTFOLIO | ONE CHOICE 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	721
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,117
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	891
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	1,900
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	598
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,033
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,687
ONE CHOICE 2050 PORTFOLIO | ONE CHOICE 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	733
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,139
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,184
Expense Example, with Redemption, 10 Years	1,921
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,054
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,709
ONE CHOICE 2055 PORTFOLIO | ONE CHOICE 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	745
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,150
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	1,931
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	2,064
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,719
ONE CHOICE 2060 PORTFOLIO | ONE CHOICE 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	756
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,161
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	925
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,941
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,073
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,729
ONE CHOICE 2065 PORTFOLIO | ONE CHOICE 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	234
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	929
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	607
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	453
ONE CHOICE 2070 PORTFOLIO | ONE CHOICE 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	189
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO | ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2025 PORTFOLIO | ONE CHOICE BLEND+ 2025 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2030 PORTFOLIO | ONE CHOICE BLEND+ 2030 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2035 PORTFOLIO | ONE CHOICE BLEND+ 2035 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2040 PORTFOLIO | ONE CHOICE BLEND+ 2040 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2045 PORTFOLIO | ONE CHOICE BLEND+ 2045 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2050 PORTFOLIO | ONE CHOICE BLEND+ 2050 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2055 PORTFOLIO | ONE CHOICE BLEND+ 2055 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2060 PORTFOLIO | ONE CHOICE BLEND+ 2060 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	1,553
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
ONE CHOICE BLEND+ 2065 PORTFOLIO | ONE CHOICE BLEND+ 2065 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	828
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
ONE CHOICE+ 2070 PORTFOLIO | ONE CHOICE BLEND+ 2070 PORTFOLIO R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	883
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | ONE CHOICE PORTFOLIO: VERY CONSERVATIVE R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,465
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	990
ONE CHOICE PORTFOLIO: CONSERVATIVE | ONE CHOICE PORTFOLIO: CONSERVATIVE R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,567
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,073
ONE CHOICE PORTFOLIO: MODERATE | ONE CHOICE PORTFOLIO: MODERATE R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,645
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
ONE CHOICE PORTFOLIO: AGGRESSIVE | ONE CHOICE PORTFOLIO: AGGRESSIVE R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,712
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,248
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | ONE CHOICE PORTFOLIO: VERY AGGRESSIVE R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	$ 1,811